United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—89.5%
		Aerospace/Defense—0.7%
$4,500,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$4,455,000
8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	7,919,588
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,032,125
3,950,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	3,959,875
4,300,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,375,250
		TOTAL	25,741,838
		Automotive—4.2%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,865,250
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,514,000
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,794,500
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,593,500
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,088,937
12,400,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	11,687,000
8,500,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	8,753,512
825,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	846,822
950,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	997,111
2,000,000		General Motors Financial Company, Inc., 4.375%, 9/25/2021	2,122,500
2,300,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	2,359,425
10,275,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,686,000
6,950,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	7,506,000
1,550,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	1,668,188
10,300,000		Lear Corp., 4.75%, 1/15/2023	10,480,250
6,375,000		Lear Corp., 5.25%, 1/15/2025	6,534,375
12,275,000	[1,2]	MPG Holdco I, Inc., Series 144A, 7.375%, 10/15/2022	12,827,375
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,733,438
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	789,375
9,925,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	10,669,375
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,079,500
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	10,483,687
3,575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,735,875
1,050,000		Titan International, Inc., 6.875%, 10/1/2020	909,563
13,775,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	12,741,875
		TOTAL	159,467,433
		Building Materials—2.5%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,431,000
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,580,625
2,500,000		Anixter International, Inc., 5.125%, 10/1/2021	2,568,750
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,316,490
600,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	643,500
6,725,000	[1,2]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	6,876,312
1,325,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	1,368,063
8,375,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	8,940,312
5,850,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	5,967,000
1,225,000		Nortek, Inc., Sr. Unsecd. Note, 10.00%, 12/1/2018	1,292,375
14,400,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	15,372,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,975,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	$1,915,750
6,850,000	[1,2]	RSI Home Products Incoporated, Series 144A, 6.875%, 3/1/2018	7,132,562
8,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	8,636,250
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,228,125
5,650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	5,664,125
3,600,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	3,744,000
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,675,938
		TOTAL	95,353,177
		Cable Satellite—5.6%
4,250,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	4,335,000
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	1,618,000
8,950,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,095,437
8,625,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.50%, 12/1/2022	8,711,250
4,150,000		CCOH Safari LLC, Sr. Unsecd. Note, 5.75%, 12/1/2024	4,217,437
3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	3,635,250
8,250,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	8,105,625
6,375,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	6,661,875
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,222,656
5,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	5,125,750
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	928,594
3,175,000		DISH DBS Corp., 5.00%, 3/15/2023	3,135,313
3,825,000		DISH DBS Corp., 5.125%, 5/1/2020	3,901,500
11,975,000		DISH DBS Corp., 5.875%, 7/15/2022	12,124,687
5,475,000		DISH DBS Corp., Series WI, 5.875%, 11/15/2024	5,516,062
5,950,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	5,957,437
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	4,552,125
11,400,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	11,585,250
12,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	13,029,500
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,341,938
11,775,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	11,671,969
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,515,844
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,730,879
5,000,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	5,181,250
1,825,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.25%, 5/15/2020	1,783,938
17,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	16,446,625
2,975,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	3,142,344
5,175,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	5,330,250
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,766,625
9,600,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	10,128,000
9,800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,486,000
1,800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,867,500
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,527,625
		TOTAL	210,379,535
		Chemicals—2.0%
6,300,000		Ashland, Inc., 4.75%, 8/15/2022	6,438,600
6,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,834,000
12,375,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	13,241,250
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,362,969
5,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,630,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$2,900,000		Georgia Gulf Corp., 4.875%, 5/15/2023	$2,838,375
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	547,687
15,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	13,179,500
2,525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 11/15/2020	1,742,250
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,169,844
3,700,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,792,500
9,600,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	9,840,000
2,425,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,528,062
2,450,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,636,813
		TOTAL	75,782,600
		Construction Machinery—0.7%
9,725,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	8,363,500
2,225,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	1,551,938
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	1,303,500
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,818,125
750,000		United Rentals, Inc., 7.375%, 5/15/2020	810,937
750,000		United Rentals, Inc., 7.625%, 4/15/2022	830,625
4,850,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,196,775
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,670,781
		TOTAL	26,546,181
		Consumer Cyclical Services—1.6%
6,275,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,149,500
7,625,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	7,472,500
15,625,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	15,390,625
3,000,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,039,375
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	783,750
16,498,000		ServiceMaster Co., 7.00%, 8/15/2020	17,281,655
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,522,500
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	3,969,000
5,664,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	6,018,000
		TOTAL	61,626,905
		Consumer Products—2.5%
20,450,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	21,932,625
9,425,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	8,011,250
10,725,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	9,920,625
6,175,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	6,699,875
14,775,000		Party City Holdings, Inc., Sr. Unsecd. Note, 8.75%, 8/15/2019	15,070,500
3,250,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	3,510,000
10,175,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	9,996,937
500,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	532,500
1,700,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,823,250
7,400,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	7,751,500
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,587,000
6,800,000		Springs Industries, Inc., 6.25%, 6/1/2021	6,562,000
		TOTAL	95,398,062
		Diversified Manufacturing—1.3%
4,675,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	4,090,625
3,375,000		Dynacast International LLC, 9.25%, 7/15/2019	3,632,344
11,800,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	11,328,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Diversified Manufacturing—continued
$12,400,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	$11,315,000
3,875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,000,937
2,185,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	2,354,338
10,150,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,276,875
2,125,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	2,210,000
		TOTAL	49,208,119
		Financial Institutions—3.6%
8,375,000	[1,2]	AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Series 144A, 4.50%, 5/15/2021	8,657,656
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,344,000
9,575,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	10,293,125
3,625,000		Ally Financial, Inc., Sr. Unsecd. Note, 2.75%, 1/30/2017	3,615,937
1,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,401,750
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,803,812
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,064,500
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,739,500
4,575,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	4,803,750
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,054,531
2,700,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	2,739,960
6,425,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,778,375
9,200,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,568,000
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,124,813
13,600,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	13,634,000
9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	8,938,875
7,750,000		International Lease Finance Corp., 4.625%, 4/15/2021	7,997,031
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	11,130,375
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,586,496
7,650,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	8,453,250
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,344,969
7,325,000	[1,2]	Onex York Acquisition Corp., Series 144A, 8.50%, 10/1/2022	7,132,719
		TOTAL	135,207,424
		Food & Beverage—3.8%
19,475,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	19,718,437
18,325,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	19,161,078
2,750,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	2,746,563
2,000,000		Constellation Brands, Inc., 6.00%, 5/1/2022	2,270,000
14,983,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	14,908,085
17,550,000		HJ Heinz Co., 4.25%, 10/15/2020	17,736,469
4,375,000	[1,2]	HJ Heinz Co., Series 144A, 4.875%, 2/15/2025	4,396,875
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,048,000
5,425,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	5,953,937
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,555,250
1,625,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	1,661,563
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,626,500
900,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	927,000
21,850,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	23,079,062
		TOTAL	141,788,819
		Gaming—2.9%
4,850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,583,250
2,000,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	2,090,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$5,275,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	$3,824,375
850,000		Churchill Downs, Inc., 5.375%, 12/15/2021	841,500
5,775,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	5,987,953
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,303,375
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,230,531
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,572,000
2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,265,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,233,062
2,825,000		MGM Resorts International, 6.00%, 3/15/2023	2,860,313
10,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	10,276,500
12,500,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	12,250,000
8,750,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	9,012,500
5,800,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	6,104,500
7,388,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	7,868,220
1,800,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,917,000
10,300,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	10,866,500
		TOTAL	111,086,579
		Health Care—8.3%
5,350,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	5,557,313
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	7,908,750
10,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	11,020,880
14,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	15,603,750
3,550,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	3,696,437
3,900,000		Catamaran Corp., 4.75%, 3/15/2021	3,962,400
5,000,000		DJO Finance LLC, 9.875%, 4/15/2018	5,025,000
8,825,000		DJO Finance LLC, Company Guarantee, 7.75%, 4/15/2018	8,648,500
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,997,857
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	8,057,906
10,450,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,632,875
16,925,000		HCA Holdings, Inc., Sr. Unsecd. Note, 7.75%, 5/15/2021	18,130,906
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,837,500
11,600,000		HCA, Inc., 5.00%, 3/15/2024	12,441,000
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,461,250
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,800,313
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	5,028,750
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,531,344
3,325,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	3,451,766
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	19,270,000
8,500,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	9,243,750
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,389,750
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,915,000
9,975,000		LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,536,094
18,975,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	19,734,000
1,550,000		Omnicare, Inc., Sr. Unsecd. Note, 4.75%, 12/1/2022	1,612,000
1,325,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	1,384,625
23,425,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	20,291,906
1,800,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	1,822,500
13,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	15,226,750
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	9,159,219

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	$8,033,969
6,200,000		United Surgical Partners International, Inc., 9.00%, 4/1/2020	6,665,000
4,225,000		Universal Hospital Service Holdco, Inc., 7.625%, 8/15/2020	3,744,406
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,100,621
7,650,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	7,497,000
		TOTAL	314,421,087
		Independent Energy—4.8%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,868,687
3,350,000	[1,2]	Antero Resources Corp., Series 144A, 5.125%, 12/1/2022	3,224,375
1,375,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,345,781
9,500,000		Approach Resources, Inc., 7.00%, 6/15/2021	7,695,000
9,500,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	6,127,500
2,075,000	[1,2]	California Resources Corp., Series 144A, 5.50%, 9/15/2021	1,753,375
11,900,000	[1,2]	California Resources Corp., Series 144A, 6.00%, 11/15/2024	9,817,500
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	5,610,500
3,775,000	[1,2]	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 9/15/2020	3,699,500
9,975,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	5,885,250
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	2,265,000
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,484,000
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,619,688
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,883,438
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	5,614,875
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,859,813
7,150,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	7,239,375
6,975,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	3,208,500
1,250,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	590,625
1,650,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	957,000
2,825,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	1,257,125
6,700,000	[1,2]	Gulfport Energy Corp., Series 144A, 7.75%, 11/1/2020	6,683,250
3,925,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	3,983,875
2,250,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	2,283,750
3,400,000		Laredo Petroleum, 5.625%, 1/15/2022	3,026,000
1,725,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,660,313
875,000		Legacy Reserves, 6.625%, 12/1/2021	691,250
9,200,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	7,268,000
4,525,000		Linn Energy LLC, 6.50%, 5/15/2019	3,540,813
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	2,072,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	57,000
5,050,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	3,875,875
5,075,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	4,098,062
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,178,312
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	8,917,500
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,691,000
6,175,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,727,312
2,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,202,000
2,375,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	2,372,031
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,243,750
2,475,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,450,250
7,775,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	7,541,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$3,800,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	$3,429,500
6,025,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	4,097,000
2,975,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	2,082,500
5,650,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	3,870,250
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	4,692,375
		TOTAL	179,742,625
		Industrial - Other—1.8%
10,775,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	10,775,000
5,175,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,019,750
7,000,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	7,332,500
2,650,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	2,179,625
10,400,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	10,140,000
7,457,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	7,848,493
12,500,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	13,093,750
2,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,225,000
7,750,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	7,750,000
		TOTAL	66,364,118
		Leisure—1.0%
4,125,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	4,506,562
2,475,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 9/15/2021	2,657,531
300,000	[1,2]	Cedar Fair LP, Series 144A, 5.375%, 6/1/2024	303,375
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,451,500
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,350,000
1,200,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	1,278,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 12/1/2099	0
4,850,000	[1,2]	NCL Corp. Ltd., Series 144A, 5.25%, 11/15/2019	4,910,625
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	2,915,344
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,647,938
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,208,375
		TOTAL	37,229,250
		Lodging—0.3%
4,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,498,562
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,141,000
775,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	831,188
		TOTAL	10,470,750
		Media Entertainment—5.8%
2,900,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,146,500
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,575,000
5,250,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.625%, 2/15/2024	5,446,875
1,375,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Series 144A, 5.875%, 3/15/2025	1,433,438
800,000	[1,2]	CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 2/15/2022	830,000
550,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	567,187
14,400,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	14,022,000
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,126,875
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	731,500
17,225,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	17,849,406
3,350,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	3,551,000
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	10,791,000
10,050,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	10,288,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$12,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	$12,497,625
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,855,281
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,202,000
1,400,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	1,403,500
1,225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	1,240,313
10,825,000		Gray Television, Inc., 7.50%, 10/1/2020	11,176,812
4,950,000		Lamar Media Corp., 5.00%, 5/1/2023	4,999,500
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,492,375
2,575,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	2,594,313
10,025,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	10,162,469
6,075,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,105,375
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,823,125
5,500,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	5,541,250
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,833,625
9,150,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	8,452,312
9,250,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	9,180,625
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,648,750
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	13,869,000
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,522,313
8,900,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	9,556,375
		TOTAL	219,516,406
		Metals & Mining—0.5%
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
2,450,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.125%, 10/1/2021	2,505,125
5,600,000	[1,2]	Steel Dynamics, Inc., Series 144A, 5.50%, 10/1/2024	5,726,000
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	845,625
4,250,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	4,542,187
5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	5,664,469
		TOTAL	19,283,406
		Midstream—4.8%
6,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,831,000
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,751,875
2,175,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	2,191,313
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	710,500
5,000,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	4,962,500
1,525,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	1,639,375
2,725,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,663,687
3,025,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	3,493,736
11,800,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	12,303,860
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	10,087,242
3,925,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	3,866,125
7,475,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	7,325,500
3,850,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,004,000
4,675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,558,125
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,719,500
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	18,029,243
6,850,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	6,918,500
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,529,750
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	3,009,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	$1,632,780
1,175,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,192,625
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,598,750
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,732,500
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,272,500
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,183,250
9,875,000		Rose Rock Midstream LP, Sr. Unsecd. Note, 5.625%, 7/15/2022	9,529,375
12,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	12,552,969
2,975,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	2,989,875
5,000,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	5,200,000
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	11,479,687
1,872,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	1,989,000
7,575,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	7,328,812
675,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	713,813
3,500,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	3,578,750
8,946,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	9,169,650
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,187,500
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	558,938
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,377,000
		TOTAL	182,863,480
		Oil Field Services—0.5%
2,375,000		Basic Energy Services, Inc., Company Guarantee, 7.75%, 2/15/2019	1,686,250
10,800,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	8,478,000
10,125,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	7,644,375
		TOTAL	17,808,625
		Packaging—5.3%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,794,875
3,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.241%, 12/15/2019	3,084,000
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,101,625
6,100,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	5,993,250
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,013,294
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,810,500
7,075,000		Ball Corp., 4.00%, 11/15/2023	7,030,781
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,932,219
19,125,000		Berry Plastics Corp., 5.50%, 5/15/2022	19,579,219
1,550,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,530,625
2,725,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, Series 144A, 6.00%, 6/15/2017	2,682,408
12,925,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	12,973,469
9,650,000		Crown Americas LLC, 4.50%, 1/15/2023	9,698,250
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	795,000
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,546,406
9,350,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,163,000
1,575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,645,875
4,375,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,588,281
3,260,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	3,260,000
9,750,000		Reynolds Group Issuer, Inc./ LLC/LU, 5.75%, 10/15/2020	9,993,750
2,775,000		Reynolds Group, 7.875%, 8/15/2019	2,938,031
22,225,000		Reynolds Group, 8.25%, 2/15/2021	22,697,282
1,625,000		Reynolds Group, 8.50%, 5/15/2018	1,663,594

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$4,525,000		Reynolds Group, 9.00%, 4/15/2019	$4,689,031
14,850,000		Reynolds Group, 9.875%, 8/15/2019	15,852,375
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,100,000
4,250,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	4,345,625
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,205,250
2,500,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	2,571,875
7,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	7,892,500
16,350,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	15,614,250
		TOTAL	199,786,640
		Paper—0.5%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,450,000
11,550,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,636,625
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,173,500
3,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	3,991,250
		TOTAL	20,251,375
		Pharmaceuticals—1.7%
5,925,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	6,084,234
9,675,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	9,844,313
14,125,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	14,442,813
6,755,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	7,253,181
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,709,250
15,300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	16,810,875
3,450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,538,406
		TOTAL	62,683,072
		Refining—0.4%
5,850,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	5,586,750
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,446,875
		TOTAL	14,033,625
		Restaurants—1.1%
16,500,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	16,995,000
7,700,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	8,017,625
16,475,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	16,516,188
		TOTAL	41,528,813
		Retailers—3.0%
16,825,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	16,488,500
4,050,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,293,000
7,675,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	6,370,250
11,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	10,700,437
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,406,250
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,028,250
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,131,250
15,500,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	15,771,250
2,684,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	2,757,810
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,730,000
9,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	9,528,750
12,425,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	12,642,437
5,675,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,930,375
4,075,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	4,095,375
2,825,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	3,036,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	$3,838,500
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	657,813
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,110,000
		TOTAL	111,517,122
		Technology—12.2%
1,575,000	[1,2]	ACI Worldwide, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/15/2020	1,651,781
8,550,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	7,502,625
4,525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,293,094
12,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,654,844
7,850,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	7,751,875
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	9,676,000
6,350,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,699,250
8,550,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	8,635,500
4,163,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 8.50%, 4/1/2019	4,398,210
5,225,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,074,781
11,250,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	11,390,625
7,700,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	6,660,500
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	5,049,563
5,575,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	5,595,906
12,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,256,719
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,349,375
11,300,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	11,469,500
14,675,000		Epicor Software Corp., 8.625%, 5/1/2019	15,445,437
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,584,375
2,616,000		First Data Corp., 11.25%, 1/15/2021	2,972,430
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	998,688
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,553,750
30,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	33,183,000
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,310,625
1,275,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	1,399,313
6,550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,943,000
14,125,000		IAC Interactive Corp., 4.75%, 12/15/2022	13,860,156
12,625,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	12,767,031
20,550,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	20,755,500
13,050,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	13,147,875
4,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	4,550,125
1,250,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,342,188
5,475,000		Lawson Software, Inc., 11.50%, 7/15/2018	5,995,125
8,200,000		Lawson Software, Inc., 9.375%, 4/1/2019	8,845,750
5,450,000		Lender Processing Services, 5.75%, 4/15/2023	5,797,437
9,900,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.875%, 7/15/2021	9,083,250
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	7,122,187
6,350,000		NCR Corp., 6.375%, 12/15/2023	6,667,500
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,979,625
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,402,500
3,500,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	3,631,250
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,190,875
3,550,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,754,125
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,407,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$11,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	$12,103,875
7,700,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	7,931,000
5,800,000		Seagate HDD Cayman, 4.75%, 6/1/2023	6,208,656
4,950,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	5,259,038
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,687,844
11,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	11,939,125
5,875,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	6,154,062
14,325,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	14,468,250
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,642,250
13,700,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	14,316,500
6,100,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	6,237,250
10,875,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	10,990,547
6,875,000		Verisign, Inc., 4.625%, 5/1/2023	6,866,406
9,050,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	9,728,750
		TOTAL	459,334,631
		Transportation - Services—0.5%
12,475,000		HDTFS, Inc., 6.25%, 10/15/2022	12,818,063
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,524,500
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,890,375
		TOTAL	20,232,938
		Utility - Electric—1.2%
14,450,000		Calpine Corp., 5.75%, 1/15/2025	14,793,187
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,750,938
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,236,750
29,241	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	29,533
1,275,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,357,875
10,075,000		NRG Energy, Inc., Series WI, 6.25%, 5/1/2024	10,100,187
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	6,020,438
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,612,938
5,175,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	5,297,906
		TOTAL	45,199,752
		Wireless Communications—3.7%
3,725,000	[1,2]	Altice SA, Series 144A, 7.625%, 2/15/2025	3,794,844
11,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	11,436,750
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,877,500
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,320,500
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,803,750
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	13,936,500
2,900,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,994,250
1,650,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,716,000
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	442,531
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,313,175
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	989,900
9,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,096,313
15,750,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	14,549,062
4,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	4,136,063
2,400,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	2,772,000
9,025,000		Sprint Corp., 7.125%, 6/15/2024	8,821,938
10,050,000		Sprint Corp., 7.875%, 9/15/2023	10,238,437

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	$3,343,563
13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,025,156
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,243,500
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,273,082
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,665,625
5,800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	5,966,750
		TOTAL	137,757,189
		Wireline Communications—0.7%
6,675,000	[1,2]	Level 3 Communications, Inc., Series 144A, 5.75%, 12/1/2022	6,758,437
5,550,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,938,500
2,025,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	2,214,844
2,800,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	2,975,000
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,814,750
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 8.125%, 7/1/2019	4,744,813
		TOTAL	25,446,344
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,382,798,758)	3,373,057,920
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,232		General Motors Co.	72,808
		Independent Energy—0.0%
31,183	[1,4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	29,000
250,000	[1,4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL	29,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $423,919)	101,808
		WARRANTS—0.0%
		Automotive—0.0%
2,029	[4]	General Motors Co., Warrants, Expiration Date 7/10/2016	46,586
2,029	[4]	General Motors Co., Warrants, Expiration Date 7/10/2019	31,449
		TOTAL WARRANTS (IDENTIFIED COST $207,486)	78,035
		INVESTMENT COMPANIES—9.9%[7]
56,025,769	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	56,025,769
49,477,537		High Yield Bond Portfolio	315,171,909
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $359,768,914)	371,197,678
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $3,743,199,077)[9]	3,744,435,441
		OTHER ASSETS AND LIABILITIES - NET—0.6%[10]	24,434,048
		TOTAL NET ASSETS—100%	$3,768,869,489

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $1,451,266,304, which represented 38.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $1,444,576,271, which represented 38.3% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/6/2013 – 2/25/2014	$7,696,938	$ 6,660,500
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$24,757	$29,533
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 12/1/2099	3/23/2006 – 1/2/2008	$140,362	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$ 0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	At January 31, 2015, the cost of investments for federal tax purposes was $3,751,687,584. The net unrealized depreciation of investments for federal tax purposes was $7,252,143. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $80,326,432 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,578,575.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,373,057,920	$0	$3,373,057,920
Equity Securities:
Common Stocks
Domestic	72,808	—	—	72,808
International	—	—	29,000	29,000
Warrants	78,035	—	—	78,035
Investment Companies[1]	56,025,769	315,171,909[2]	—	371,197,678
TOTAL SECURITIES	$56,176,612	$3,688,229,829	$29,000	$3,744,435,441
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
2	Includes $325,562,192 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015